Contingencies and Commitments	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 11.  Contingencies and Commitments

                Operating Leases for Facilities

The Company leases executive offices in Encino, California in accordance with the terms of a non-cancelable operating lease agreement. The lease requires monthly payments between $4,820 and $5,115 through May 2015, and is being accounted for by the Company on a straight-line basis over the term of the lease.

The Company leases a printing facility, of which operations were discontinued in June 2013, in Northbrook, Illinois in accordance with the terms of a non-cancelable operating lease agreement. The lease requires monthly payments between $8,250 and $8,500 through May 2016, and is being accounted for by the Company on a straight-line basis over the term of the lease. In addition to monthly rentals, the lease requires the payment of real estate taxes and maintenance. On March 24, 2013, we entered into an agreement to sublease the facility to a third party effective April 1, 2013. The sublease calls for monthly rental proceeds of $4,265 from June 2013 to August 2013, and $6,300 from September 2013 to May 2016. The amount of the expected rental proceeds from the sublease will be $233,015 less than the amount the Company is contractually obligated to pay under the lease agreement. The deficiency of the expected sublease income over the remaining contractual rent liability was recorded as loss on facility sublease during the year ended June 30, 2013.

TAAG leases a printing facility and offices in France, in accordance with the terms of a non-cancelable operating lease agreement.  The lease, as amended, requires monthly payments of approximately $20,000 (€15,417) through December 2019.  The Company has guaranteed approximately $50,000 (€40,000) in favor of the landlord in connection with the lease.

The Company leases offices in Monterrey, Mexico in accordance with the terms of a non-cancelable operating lease agreement. The lease requires monthly payments of approximately $1,300 (18,000 Mexican pesos) through July 2013, and is being accounted for by the Company on a straight-line basis over the term of the lease.

Rent, including real estate taxes, for the years ended June 30, 2013 and 2012 was $559,659 and $468,642, respectively.

                Capital Leases for Equipment

As of June 30, 2013, the Company also has four non-cancelable leases for printing machinery and equipment that are accounted for as capital leases, with aggregate monthly capital lease payments of approximately $27,500, including interest at rates between 4.75% and 5.9% per annum, through September 2016.

Annual future minimum lease payments under operating leases for facilities, net of sublease income, and capital leases for equipment as of June 30, 2013 are as follows:

Fiscal Year Ending June 30,	Operating Leases for Facilities, Net of Sublease Income	Capital Leases for Equipment
2014	$398,351	$328,116
2015	392,827	325,306
2016	331,177	89,925
2017	271,700	22,481
2018	271,700	-
Thereafter	407,550	-
Total minimum lease payments	$2,073,305	$765,828
Amounts representing interest		(51,322)
Total principal payments		714,506
Less: current portion		(221,461)
Long term portion		$493,045

Legal Proceedings

The Company is involved in legal proceedings in the ordinary course of its business. Although management of the Company cannot predict the ultimate outcome of these legal proceedings with certainty, it believes that the ultimate resolution of the Company’s legal proceedings, including any amounts it may be required to pay, will not have a material effect on the Company’s consolidated financial statements.

On March 28, 2013, the Company entered into a Settlement Agreement with Fimmotaag and its 2 principal owners (the “Settlement Agreement”), pursuant to which Fimmotaag agreed to return 336,921 shares of the Company’s common stock to the Company and to forego future payments payable to Fimmotaag by the Company pursuant to the terms of the agreement under which the Company acquired TAAG from Fimmotaag. The 2 principal owners of Fimmotaag also agreed to pay 285,000 Euros that they personally guaranteed to TAAG’s landlord, of which TAAG will reimburse them 100,000 Euros. As a condition of the settlement, the Company placed 100,000 Euros in escrow, which will be applied to their share of the settlement, and has been recorded as a prepaid asset at June 30, 2013. The Settlement Agreement resolves the suit filed within the Commercial Court of Evry, France, by the Company in February 2013 against Fimmotaag and its 2 principal owners.  The Company retired the returned shares in April 2013.